Organization and Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
Dec. 31, 2021 USD ($)
Recurring Losses	$ 10,108,916
Exceed Federally Insured Limit	250,000
Insured Limit, Per Account	$ 3,000,000
Maximum [Member]
Finite Lived Intangible Asset Use Ful Life	20 years
Minimum [Member]
Finite Lived Intangible Asset Use Ful Life	8 years